Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue

The Company’s revenue consists of the following categories, which aggregate into the segments – Recorded Music and Music Publishing:

	For the Three Months Ended March 31,		For the Six Months Ended March 31,
	2020	2019	2020	2019
	(in millions)		(in millions)
Revenue by Type
Digital	$626	$597	$1,259	$1,160
Physical	94	130	278	361

Total Digital and Physical	720	727	1,537	1,521
Artist services and expanded-rights	115	134	303	300
Licensing	72	72	151	153

Total Recorded Music	907	933	1,991	1,974
Performance	41	46	87	99
Digital	74	65	147	130
Mechanical	15	13	30	28
Synchronization	34	31	70	60
Other	2	3	5	6

Total Music Publishing	166	158	339	323
Intersegment eliminations	(2)	(1)	(3)	(4)

Total Revenues	$1,071	$1,090	$2,327	$2,293

Revenue by Geographical Location
U.S. Recorded Music	$380	$410	$833	$841
U.S. Music Publishing	87	75	168	148

Total U.S.	467	485	1,001	989
International Recorded Music	527	523	1,158	1,133
International Music Publishing	79	83	171	175

Total International	606	606	1,329	1,308
Intersegment eliminations	(2)	(1)	(3)	(4)

Total Revenues	$1,071	$1,090	$2,327	$2,293

The Company’s revenue consists of the following categories, which aggregate into the segments – Recorded Music and Music Publishing:

	For the Fiscal Year Ended September 30,
	2019	2018	2017
	(in millions)
Revenue by Type
Digital	$2,343	$2,019	$1,692
Physical	559	630	667

Total Physical and Digital	2,902	2,649	2,359
Artist services and expanded-rights	629	389	385
Licensing	309	322	276

Total Recorded Music	3,840	3,360	3,020
Performance	183	212	197
Digital	271	237	187
Mechanical	55	72	65
Synchronization	120	119	112
Other	14	13	11

Total Music Publishing	643	653	572
Intersegment eliminations	(8)	(8)	(16)

Total Revenues	$4,475	$4,005	$3,576

Revenue by Geographical Location
U.S. Recorded Music	$1,656	$1,460	$1,329
U.S. Music Publishing	300	294	258

Total U.S.	1,956	1,754	1,587
International Recorded Music	2,184	1,900	1,691
International Music Publishing	343	359	314

Total International	2,527	2,259	2,005
Intersegment eliminations	(8)	(8)	(16)

Total Revenues	$4,475	$4,005	$3,576

Summary of Revenues Expected to be Recognized in Future Related to Performance Obligations

Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2020 are as follows:

	Rest of FY20	FY21	FY22	Thereafter	Total
	(in millions)
Remaining performance obligations	$360	$767	$59	$—	$1,186

Total	$360	$767	$59	$—	$1,186

 Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at September 30, 2019 are as follows (in millions):

	FY20	FY21	FY22	Thereafter	Total
	(in millions)
Remaining performance obligations	$142	$94	$7	$—	$243

Total	$142	$94	$7	$—	$243